Long-Term Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]
Credit facility	$ 311,022	$ 324,500
Capital lease obligations	1,203	2,076
Debt and capital lease obligations, Total	312,225	326,576
Less: current portion of long-term debt	7,900	2,679
Long-term debt	$ 304,325	$ 323,897